Intangible Liabilities - Charter Agreements (Details) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 17, 2026 USD ($) TEU	Dec. 31, 2025 Vessel TEU	Jun. 30, 2026 USD ($) Vessel TEU	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 09, 2026 Vessel
Intangible Liabilities – Charter Agreements [Abstract]
Number of vessels for intangible liability | Vessel			4
Amortization income of intangible liabilities-charter agreements | $			$ 12,672	$ 6,533
Remaining intangible liabilities-charter agreements term			3 years 9 months 18 days
Sydney, Istanbul And Bremerhaven Express [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Capacity in TEUs | TEU			9,019
Intangible liability recognized | $					$ 49,295
Three Eco 8,586 TEU Vessels [Member] | Vessels Purchase Agreement [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Number of vessels for intangible liability | Vessel		3
Capacity in TEUs | TEU		8,586
Number of vessels delivered | Vessel		2				1
Lotus A, Koi Cypress [Member]
Intangible Liabilities – Charter Agreements [Abstract]
Capacity in TEUs | TEU	8,586
Intangible liability recognized | $	$ 57,183